Financials Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financials Liabilities [Abstract]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs	The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	December 31, 2023
	Level 1	Level 2	Level 3

Public warrants	217	-	-
Private warrants	-	-	5,830
Conversion component of convertible loans	-	-	4,215
Total	217	-	10,045

Schedule of Conversion Component of Convertible Loans	The key inputs into the Black-Scholes model for the private warrants were as follows:
December 31, 2023
Risk-free interest rate	3.91%
Expected term (years)	4.17
Expected volatility	86.60%
Exercise price	103.39
Underlying share price	2.17
December 31, 2023
Risk-free interest rate	4.38%
Expected term (years)	1.15
Expected volatility	132.85%
Underlying share price	2.17

December 31, 2023
Risk- free interest rate	4.27%
Expected term (years)	2
Expected volatility	124.9%
Exercise price	0.5
Underlying share price	2.17
December 31, 2023
Risk- free interest rate	4.34%
Expected term (years)	1.45
Expected volatility	122.86%
Underlying share price	2.17
December 31, 2023
Risk- free interest rate	4.33%
Expected term (years)	1.52
Expected volatility	121.43%
Underlying share price	2.17
December 31, 2023
Risk- free interest rate	4.33%
Expected term (years)	2
Expected volatility	124.9%
Exercise price	0.76
Underlying share price	2.17

December 31, 2023
Risk- free interest rate	5.09%
Expected term (years)	0.5
Expected volatility	157.17%
Underlying share price	2.17
December 31, 2023
Risk- free interest rate	3.9%
Expected term (years)	4.35
Expected volatility	112.38%
Exercise price	3.5
Underlying share price	2.17
December 31, 2023
Risk- free interest rate	5.13%-5.19%
IRR	20.63%
December 31, 2023
Risk- free interest rate	5.13%-5.19%
IRR	20.63%

Schedule of Presents the Changes in the Fair Value of Liabilities	The following table presents the changes in the fair value of liabilities:
	Public Warrants	Private Warrants	Conversion Component	Total

Fair value as of December 31, 2022	-	-	-	-
Warrants issued in related to the RNER transaction	2,639	71	-	2,710
Issuance of conversion component related to the convertible loans.	-	-	4,779	4,779
Issuance of warrants related to the convertible loans	-	3,781	-	3,781
Conversion of convertible loans into ordinary shares	-	-	(1,427)	(1,427)
Change in fair value	(2,466)	1,928	785	247
Adjustments arising from translating financial statements from functional currency to presentation currency	44	50	78	172
Fair value as of December 31, 2023	217	5,830	4,215	10,262